Intangible Assets (Details 1) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Years ending December 31,
2014 (remaining nine months)	$ 396,278
2014		452,223
2015	335,705	301,681
2016	90,119	53,060
2017	6,371
Net value	$ 828,473	$ 806,964	$ 624,153